PGIM AAA CLO ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.7%
Asset-Backed Securities
Collateralized Loan Obligations
720 East CLO Ltd. (Cayman Islands),
Series 2023-IA, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.043%(c)	04/15/38	40,000	$40,137,824
Series 2025-07A, Class A1, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.735(c)	04/20/37	70,500	70,495,333
AGL CLO Ltd. (Cayman Islands),
Series 2021-15A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.875(c)	01/20/39	54,750	54,829,404
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.972(c)	07/21/38	31,700	31,793,372
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.045(c)	10/20/37	23,550	23,608,924
Series 2022-21A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.032(c)	10/21/37	25,000	25,064,095
Series 2022-22A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.865(c)	01/20/37	25,300	25,322,950
Series 2023-24A, Class A1R, 144A, 3 Month SOFR + 1.470% (Cap N/A, Floor 1.470%)	5.136(c)	03/31/38	19,600	19,672,930
Series 2024-30RA, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.202(c)	04/21/37	35,700	35,700,000
Series 2025-43A, Class A1, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.926(c)	09/10/38	9,250	9,277,017
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.135(c)	07/20/37	15,000	15,048,272
Series 2023-27A, Class AR, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	4.882(c)	01/21/39	87,840	88,051,238
AIMCO CLO Ltd. (Cayman Islands),
Series 2019-10A, Class ARR, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.074(c)	07/22/37	21,750	21,750,000
Series 2021-16A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.080(c)	07/17/37	5,185	5,199,058
Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.035(c)	07/20/37	17,065	17,107,053
Series 2024-21A, Class A1R, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.925(c)	04/18/39	19,000	19,047,038

Allegany Park CLO Ltd. (Cayman Islands), Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.775(c)	01/20/35	57,000	57,043,582
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.103(c)	07/15/37	30,750	30,840,580
Series 2022-25A, Class A1R, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	4.885(c)	03/20/38	30,000	30,061,857
Series 2023-26A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.195(c)	03/19/38	20,000	20,079,180
Series 2024-30A, Class A1, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.975(c)	01/20/37	10,000	10,010,819
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	4.994(c)	01/22/38	8,450	8,474,862
Series 2021-37A, Class A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	5.055(c)	10/22/34	18,400	18,412,668
Series 2024-50A, Class A1, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.015(c)	01/20/38	39,527	39,645,581
Apidos CLO Ltd. (United Kingdom),
Series 2024-47A, Class A1R, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.917(c)	04/26/39	75,000	75,187,710
Series 2024-48A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.107(c)	07/25/37	22,000	22,066,046
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.917(c)	01/25/38	10,800	10,826,665
Series 2023-70A, Class A1R, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.917(c)	01/25/39	75,000	75,225,000

ARES CLO Ltd. (Cayman Islands), Series 2017-44A, Class A1RR, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.803(c)	04/15/34	68,350	68,404,680
ARES Loan Funding Ltd. (Cayman Islands), Series 2022-ALF2A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.925(c)	10/20/38	40,000	40,114,932
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2019-15A, Class A2R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.416(c)	10/23/32	2,000	2,002,093
Series 2021-17A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.735(c)	10/20/34	40,500	40,520,169
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.205(c)	07/20/37	9,400	9,433,238
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.095(c)	01/20/38	10,000	10,028,478
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R3, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.067(c)	07/25/37	40,700	40,810,667
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.825(c)	10/20/36	40,000	40,016,808
Series 2021-06A, Class A1R, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.762(c)	10/21/34	15,500	15,509,784
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.160% (Cap N/A, Floor 1.160%)	4.840(c)	07/17/35	30,500	30,509,367
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.060(c)	10/16/37	10,000	10,027,353
Series 2022-05A, Class ARR, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.807(c)	01/24/37	50,000	50,015,960
Series 2023-03A, Class A1R, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.977(c)	10/24/38	21,775	21,837,614
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.160(c)	07/16/37	6,400	6,420,915
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	4.965(c)	10/20/35	50,340	50,392,892

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Balboa Bay Loan Funding Ltd. (Cayman Islands), (cont’d.)
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.865%(c)	04/20/37	75,000	$75,092,062
Series 2023-01A, Class ARR, 144A, 3 Month SOFR + 1.160% (Cap N/A, Floor 1.160%)	4.835(c)	04/20/36	46,000	46,015,286
Series 2023-02A, Class A1R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.825(c)	10/20/36	16,925	16,931,562
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.005(c)	01/20/38	20,000	20,063,892
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.925(c)	01/20/39	30,500	30,588,664
Ballyrock CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R3, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.907(c)	10/25/38	78,250	78,468,404
Series 2020-14A, Class A1AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.055(c)	07/20/37	11,210	11,240,648
Series 2025-32A, Class A1A, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	4.878(c)	01/25/39	53,000	53,086,660
Barings CLO Ltd.,
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.995(c)	03/31/38	49,500	49,654,915
Series 2025-07A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.813(c)	01/15/38	70,000	69,943,412
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.797(c)	04/24/34	29,877	29,897,242
Series 2019-16A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.075(c)	01/20/38	10,000	10,031,648
Series 2020-18A, Class ARR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.853(c)	10/15/36	18,750	18,757,534
Series 2021-21A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.823(c)	07/15/34	14,982	14,993,786
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.093(c)	10/15/37	16,500	16,546,050
Series 2025-29A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.073(c)	03/31/38	25,700	25,775,388
Series 2026-32A, Class A, 144A	—(p)	07/20/39	125,000	125,000,000
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.000(c)	01/17/38	6,500	6,518,454
Series 2020-20A, Class ARR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	4.963(c)	07/15/37	16,667	16,705,907
Series 2022-27A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.045(c)	10/20/37	4,870	4,882,175
Series 2023-32A, Class AR, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	4.877(c)	10/25/38	23,250	23,289,525
Series 2024-37A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.017(c)	01/25/38	26,500	26,585,319
Birch Grove CLO Ltd. (United Kingdom),
Series 2023-07A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.935(c)	10/20/38	69,000	69,144,010
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.024(c)	01/22/38	5,500	5,518,037
Series 2025-15A, Class A1, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.964(c)	01/23/39	10,000	10,022,000
BlueMountain CLO Ltd. (Cayman Islands),
Series 2019-24A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.037(c)	04/20/34	42,175	42,179,880
Series 2020-30A, Class AR2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.823(c)	04/15/35	25,000	25,023,025
Series 2021-28A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.073(c)	03/31/38	25,230	25,303,828
Series 2021-32A, Class AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.773(c)	10/15/34	31,183	31,208,826

Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.107(c)	07/20/34	16,865	16,876,254
Bryant Park Funding Ltd. (Cayman Islands), Series 2023-21A, Class AR, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.945(c)	10/18/38	31,880	31,950,136
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 0.000%)	5.005(c)	07/15/31	512	511,577
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.103(c)	07/15/37	5,000	5,014,523
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.010(c)	04/15/35	11,500	11,503,035
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.072(c)	10/21/37	50,790	50,929,672
Series 2021-05A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.995(c)	03/31/38	25,000	25,077,588
Series 2021-06A, Class A1R, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	4.963(c)	01/15/38	15,000	15,037,832
Series 2021-08A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.943(c)	10/15/38	16,770	16,811,757
Series 2023-03A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.903(c)	10/15/38	75,000	75,189,442
CarVal CLO Ltd. (Cayman Islands),
Series 2021-02A, Class 2AR, 144A	—(p)	07/15/39	69,500	69,500,000
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.942(c)	03/21/38	46,950	47,076,244
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.084(c)	10/22/37	47,500	47,634,520
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.115(c)	07/20/37	46,500	46,636,770
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.065(c)	10/20/37	32,130	32,207,790

Cathedral Lake Ltd. (Cayman Islands), Series 2021-08A, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.805(c)	01/20/35	20,000	20,018,372

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CBAMR Ltd. (Cayman Islands),
Series 2017-02A, Class A1RR, 144A	— %(p)	04/17/39	195,000	$195,000,975
Series 2019-11RA, Class A1R, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.925(c)	03/20/38	20,000	20,045,060
Series 2020-13A, Class A1R, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.980(c)	04/20/39	100,000	100,316,360
CIFC Funding Ltd.,
Series 2017-05A, Class AR, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.090(c)	07/17/37	7,000	7,019,303
Series 2018-01A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.995(c)	01/18/38	20,078	20,134,983
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.045(c)	10/20/37	17,250	17,297,438
Series 2019-06A, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.130(c)	07/16/37	11,970	12,006,830
Series 2020-04A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.973(c)	01/15/40	34,750	34,840,082
Series 2021-04A, Class AR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.026(c)	07/23/37	45,000	45,109,795
Series 2021-05A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.933(c)	01/15/38	9,000	9,022,804
Series 2021-06A, Class A1R, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	4.882(c)	07/15/39	48,400	48,400,242
Series 2021-07A, Class AR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.756(c)	01/23/35	30,000	30,016,497
Series 2022-05A, Class A1R2, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.920(c)	03/16/38	25,000	25,056,523
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.184(c)	04/22/37	1,000	1,002,000
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.022(c)	07/21/38	62,150	62,330,751

Clover CLO LLC, Series 2021-03A, Class AR, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.737(c)	01/25/35	17,950	17,956,595
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A1RR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.855(c)	10/20/34	30,000	30,011,925
Series 2024-34A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.067(c)	01/25/38	10,000	10,032,261
Series 2025-35A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.067(c)	07/25/36	35,000	35,095,921

CQS US CLO Ltd. (Cayman Islands), Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.875(c)	01/20/35	32,600	32,619,782
Crown City CLO (Cayman Islands), Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.107(c)	07/20/34	6,000	6,004,035
Danby Park CLO Ltd. (United Kingdom), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.032(c)	10/21/37	22,210	22,266,942
Dewolf Park CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	4.874(c)	01/22/39	11,660	11,678,102
Diameter Capital CLO Ltd. (Cayman Islands),
Series 2024-06A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.953(c)	04/15/39	10,000	10,030,000
Series 2024-07A, Class A1A, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.155(c)	07/20/37	7,000	7,022,974
Elevation CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.037(c)	01/25/38	20,000	20,062,100
Series 2020-11A, Class A1R, 144A, 3 Month SOFR + 1.470% (Cap N/A, Floor 1.470%)	5.143(c)	10/15/37	4,000	4,013,572
Series 2021-12A, Class A1R2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.946(c)	04/20/37	114,700	114,935,135
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.795(c)	04/20/37	25,000	24,975,230
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.025(c)	10/20/37	55,330	55,462,792
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.055(c)	07/18/37	27,800	27,875,602
Series 2020-02A, Class ARR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.045(c)	10/20/37	29,825	29,899,613
Series 2021-05A, Class AR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.033(c)	10/15/37	10,325	10,350,821
Series 2023-02A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.030(c)	04/16/36	3,000	3,000,000
Series 2023-03A, Class AR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.000(c)	01/17/38	38,600	38,709,385
Series 2024-01A, Class A1R, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.860(c)	04/17/37	100,000	100,256,150
Series 2024-04A, Class AR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.900(c)	04/17/37	50,000	50,078,350
Series 2024-06A, Class A, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.110(c)	07/17/37	10,000	10,029,636
Series 2024-11A, Class A, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.015(c)	10/18/37	15,000	15,036,585
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.920(c)	03/22/38	23,000	23,060,653
Series 2025-04A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.030(c)	07/17/38	65,000	65,189,208
Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.025(c)	03/31/38	20,000	20,058,760
Series 2025-08A, Class A1, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.930(c)	10/17/38	31,500	31,503,673

Elmwood CLO Ltd., Series 2020-03A, Class ARR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.055(c)	07/18/37	1,000	1,002,719
Empower CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.065(c)	10/20/37	61,000	61,167,622
Series 2023-02A, Class AR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.993(c)	10/15/38	55,625	55,790,045

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Empower CLO Ltd. (Cayman Islands), (cont’d.)
Series 2023-03A, Class AR, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.905%(c)	01/20/39	74,000	$74,144,515
Series 2025-01A, Class A, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.985(c)	07/20/38	55,200	55,354,554

Galaxy CLO Ltd. (Cayman Islands), Series 2018-25A, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.777(c)	04/25/36	40,400	40,430,300
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.949(c)	10/14/36	25,000	25,050,580
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.155(c)	10/20/37	7,000	7,025,391

Garnet CLO Ltd., Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.945(c)	10/20/38	65,000	65,143,786
Golub Capital Partners CLO, Series 2023-70A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.787(c)	10/25/37	53,000	52,962,126
Golub Capital Partners CLO Ltd. (Cayman Islands),
Series 2017-19RA, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.931(c)	10/20/36	75,000	75,031,192
Series 2019-41A, Class AR2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.005(c)	07/20/38	16,320	16,359,328
Series 2019-43A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.015(c)	10/20/37	12,800	12,841,270
Series 2022-62A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.043(c)	10/15/37	34,981	35,066,962
Series 2024-76A, Class A1, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.037(c)	10/25/37	11,950	11,980,375

Greenacre Park CLO LLC, Series 2021-02A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.045(c)	07/20/37	14,800	14,835,385
Harmony-Peace Park CLO Ltd. (United Kingdom), Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.025(c)	10/20/37	15,000	15,042,756
Harriman Park CLO Ltd. (Cayman Islands), Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.975(c)	07/20/38	29,000	29,085,907
Harvest US CLO Ltd. (Cayman Islands), Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.933(c)	01/15/38	29,000	29,083,433
Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class A1, 144A, 3 Month SOFR + 1.640% (Cap N/A, Floor 1.640%)	5.310(c)	04/28/37	3,150	3,156,300
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.795(c)	04/20/34	10,000	10,008,940
Series 2019-15A, Class A1R2, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.904(c)	10/22/38	23,000	23,061,514
Series 2021-16A, Class A1R, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.776(c)	01/23/35	46,000	46,047,366
Series 2025-26A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.995(c)	07/20/38	26,500	26,583,104
ICG US CLO Ltd. (Cayman Islands),
Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.775(c)	01/20/35	30,000	30,012,822
Series 2024-R1A, Class A, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.087(c)	01/25/38	7,500	7,525,398
Jamestown CLO Ltd. (Cayman Islands),
Series 2016-09A, Class A1R3, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.847(c)	07/25/34	42,000	42,020,307
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	4.715(c)	10/20/34	15,250	15,252,345
Series 2020-15A, Class A1R2, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.723(c)	07/15/35	25,000	25,006,265

Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	4.905(c)	10/20/31	371	371,057
Juniper Valley Park CLO Ltd. (United Kingdom), Series 2023-01A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	4.755(c)	07/20/36	11,000	11,002,200
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 03A, Class A1R3, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.865(c)	10/20/36	33,600	33,624,000
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.105(c)	07/20/37	8,000	8,023,303
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.284(c)	04/22/37	2,685	2,690,367
Series 2023-11A, Class A1R, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.085(c)	10/20/37	15,175	15,214,652
Series 2025-19A, Class A, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.914(c)	04/22/36	44,650	44,699,896
Series 2025-23A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.915(c)	10/20/38	45,500	45,624,097

Kings Park CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.872(c)	01/21/39	30,000	30,050,634
KKR CLO Ltd. (Cayman Islands),
Series 2022-41A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.003(c)	04/15/35	40,000	40,009,836
Series 2023-52A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.000(c)	07/16/38	62,600	62,784,395
Series 2024-47A, Class A, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.043(c)	01/15/38	24,550	24,631,540
Series 2024-54A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.993(c)	01/15/38	44,500	44,637,812
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.975(c)	10/20/34	50,000	50,047,450

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands), (cont’d.)
Series 49A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.055%(c)	10/20/37	7,500	$7,520,625
LCM Ltd. (Cayman Islands),
Series 31A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.955(c)	07/20/34	7,350	7,357,861
Series 34A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.855(c)	10/20/34	11,000	11,001,993
Series 40A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.043(c)	01/15/38	46,000	46,149,367
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.040(c)	07/16/37	41,400	41,502,651
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.050(c)	10/16/37	74,641	74,827,610
Series 2020-45A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	4.753(c)	07/15/34	31,670	31,689,819
Series 2021-48A, Class AR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.895(c)	01/19/39	25,000	25,046,113
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.175(c)	04/18/37	1,500	1,505,208
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.947(c)	07/27/34	45,850	45,896,038
Series 2022-60A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.037(c)	10/25/37	55,650	55,792,659
Series 2023-63A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.072(c)	07/21/38	40,000	40,127,760
Series 2024-67A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)	5.177(c)	04/25/37	9,000	9,018,000
Series 2025-40RA, Class A, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	4.970(c)	10/16/38	54,060	54,194,815
Magnetite Ltd. (Cayman Islands),
Series 2022-32A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.823(c)	10/15/37	50,300	50,326,584
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.977(c)	01/25/38	51,322	51,462,207
Series 2026-54A, Class A1, 144A, 3 Month SOFR + 1.170% (Cap N/A, Floor 1.170%)	4.837(c)	04/25/39	17,500	17,491,829
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.101(c)	08/15/37	10,000	10,011,640
Series 2021-16A, Class A1AR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.783(c)	04/15/34	23,550	23,564,928
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	4.883(c)	03/15/38	3,500	3,504,043
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.765(c)	04/20/35	16,900	16,905,624
Series 2022-02A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.865(c)	10/20/36	16,400	16,409,697
Menlo CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.095(c)	01/20/38	54,700	54,889,169
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.980(c)	10/16/38	42,000	42,115,000

MidOcean Credit CLO LLC (Cayman Islands), Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.170% (Cap N/A, Floor 1.170%)	4.845(c)	10/18/35	78,000	78,022,597
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2016-21A, Class A1R3, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.995(c)	01/20/39	52,590	52,739,335
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.035(c)	10/19/38	26,125	26,191,454
Series 2019-31A, Class AR2, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.905(c)	01/20/39	20,550	20,602,423
Series 2019-33A, Class AR2, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.900(c)	04/16/39	97,400	97,639,896
Series 2020-36RA, Class A, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.945(c)	07/20/39	15,500	15,537,225
Series 2022-48A, Class A1R, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.757(c)	04/25/36	10,000	10,005,106
New Mountain CLO Ltd. (Cayman Islands),
Series CLO-01A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.923(c)	01/15/38	31,250	31,331,688
Series CLO-03A, Class A1R, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.005(c)	10/20/38	44,850	44,958,160
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.125(c)	07/19/37	3,900	3,911,670
Series 2018-12BA, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.864(c)	06/15/31	3,626	3,627,781
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.894(c)	11/13/31	7,843	7,847,546
Series 2020-22A, Class A1R3, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.904(c)	03/16/38	50,000	50,086,340

NYACK Park CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.905(c)	10/20/38	34,520	34,607,860
Oak Hill Credit Partners Ltd. (Cayman Islands), Series 2014-10RA, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.805(c)	04/20/38	5,670	5,668,089
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.043(c)	07/15/38	19,000	19,053,352
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.053(c)	10/15/37	14,000	14,037,948
Series 2023-02A, Class A1R, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.025(c)	07/20/38	21,500	21,556,534
Series 2024-25A, Class A, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.225(c)	04/20/37	1,810	1,810,000

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Ocean Trails CLO, Series 2020-10A, Class AR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.973%(c)	10/15/34	4,530	$4,534,717
Ocean Trails CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.005(c)	07/20/35	10,760	10,773,527
Series 2024-16A, Class A1, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.085(c)	01/20/38	10,000	10,027,581
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.773(c)	01/15/37	28,250	28,255,263
Series 2020-20A, Class A1R2, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.935(c)	04/18/37	45,000	45,073,337
Series 2023-26A, Class AR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	4.760(c)	04/17/37	37,350	37,352,958

Octagon Alto Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.815(c)	10/20/36	40,000	39,967,720
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.095(c)	07/18/37	41,750	41,871,017
Series 2016-01A, Class A1R3, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 0.000%)	4.977(c)	04/24/37	105,000	105,286,030
Series 2019-01A, Class A1RR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.823(c)	04/15/35	24,300	24,318,913
Series 2020-03A, Class A1R2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.033(c)	01/15/38	4,307	4,317,768
Octagon Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.935(c)	03/20/38	28,350	28,432,535
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.932(c)	07/21/35	45,000	45,077,283
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.905(c)	10/20/38	10,000	10,025,823
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class AR, 144A	—(p)	07/20/39	75,000	75,000,000
Series 2024-14A, Class A, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.128(c)	07/20/37	14,900	14,946,120

OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.015(c)	01/20/38	35,000	35,094,738
OHA Credit Funding Ltd. (Cayman Islands),
Series 2019-03A, Class AR2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.995(c)	01/20/38	50,070	50,212,654
Series 2020-05A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.025(c)	10/18/37	60,100	60,250,250

OHA Credit Partners (Cayman Islands), Series 2021-16A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.025(c)	10/18/37	26,500	26,566,197
OHA Credit Partners Ltd. (Cayman Islands),
Series 2017-15A, Class A1R2, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.900(c)	04/20/38	40,000	40,090,340
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.995(c)	01/18/38	29,000	29,080,698
Palmer Square CLO Ltd. (Cayman Islands),
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.025(c)	07/20/37	21,775	21,837,044
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.075(c)	07/20/37	2,175	2,180,827
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.025(c)	07/20/37	16,250	16,289,406
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R2, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.716(c)	02/14/34	16,904	16,906,407
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.723(c)	10/15/34	10,000	10,001,360
Park Blue CLO Ltd. (United Kingdom),
Series 2023-04A, Class A1R, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.917(c)	01/25/39	65,000	65,193,420
Series 2024-05A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.147(c)	07/25/37	32,210	32,315,745

Peace Park CLO Ltd. (Cayman Islands), Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.925(c)	10/20/38	31,379	31,468,609
Peebles Park CLO Ltd. (United Kingdom), Series 2024-01A, Class AR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.826(c)	04/21/37	69,300	69,300,000
Pikes Peak CLO (Cayman Islands), Series 2018-02A, Class ARR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.895(c)	10/11/34	2,400	2,401,548
Pikes Peak CLO Ltd. (United Kingdom),
Series 2023-15A, Class AR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.895(c)	10/20/38	19,300	19,335,435
Series 2024-16A, Class A1, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.127(c)	07/25/37	2,725	2,733,502

Polen Capital CLO Ltd. (Cayman Islands), Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.995(c)	03/06/38	25,000	25,074,270
Rad CLO Ltd. (Cayman Islands),
Series 2022-16A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.223(c)	07/15/37	14,540	14,595,645
Series 2023-19A, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.125(c)	03/20/38	30,000	30,109,092
Series 2023-22A, Class A1AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.925(c)	10/20/40	10,150	10,178,997

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Rad CLO Ltd. (Cayman Islands), (cont’d.)
Series 2024-25A, Class A1, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.135%(c)	07/20/37	80,500	$80,750,838

Reese Park CLO Ltd. (Cayman Islands), Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.993(c)	01/15/38	39,300	39,410,244
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R3, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.755(c)	06/20/34	27,000	27,017,636
Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.080(c)	07/17/37	16,560	16,604,864
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.063(c)	10/15/37	21,000	21,059,016
Series 2022-02A, Class A1R2, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.933(c)	01/15/39	30,150	30,237,553
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.013(c)	07/15/38	55,250	55,397,457
Series 2024-01AR, Class A1R, 144A	—(p)	07/26/39	160,000	160,000,000
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.217(c)	04/25/37	40,000	40,000,000
Series 2025-04A, Class A1, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.007(c)	07/25/38	65,950	66,126,060

Regatta Funding Ltd. (United Kingdom), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.197(c)	04/26/37	26,000	26,000,000
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.775(c)	04/20/34	25,000	25,016,468
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.765(c)	01/20/36	46,500	46,521,288
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.107(c)	07/20/34	2,450	2,451,838
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.073(c)	01/15/38	18,000	18,059,170
Series 2022-03A, Class AR, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.115(c)	07/20/37	20,750	20,812,468
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.973(c)	03/15/38	25,000	25,068,510
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.075(c)	03/31/38	30,000	30,092,907

Rockland Park CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.975(c)	07/20/38	44,100	44,230,126
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.807(c)	07/25/31	96	96,099
RR Ltd. (Cayman Islands),
Series 2023-26A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.793(c)	04/15/38	75,460	75,468,301
Series 2023-27A, Class A1AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.903(c)	10/15/40	93,700	93,936,939

Sculptor CLO Ltd. (Cayman Islands), Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.735(c)	01/20/35	11,000	11,002,886
Signal Peak CLO Ltd.,
Series 2018-05A, Class A1R2, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.861(c)	04/25/37	31,000	31,055,490
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.095(c)	10/20/37	5,000	5,014,050
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.065(c)	10/20/37	28,430	28,500,080
Series 2021-09A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.032(c)	01/21/38	10,000	10,031,600
Series 2024-14A, Class A, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.964(c)	01/22/38	13,150	13,185,326

Silver Rock CLO (Cayman Islands), Series 2023-03A, Class A1R, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.925(c)	01/20/38	35,250	35,353,741
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.095(c)	10/20/37	6,000	6,017,655
Series 2021-02A, Class AR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	4.715(c)	01/20/35	3,500	3,500,483
Sixth Street CLO Ltd. (Cayman Islands),
Series 2017-08A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.825(c)	10/20/34	16,800	16,818,220
Series 2017-09A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.052(c)	07/21/37	24,000	24,065,258
Series 2018-11A, Class AR2, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.874(c)	04/25/37	54,175	54,304,370
Series 2018-12A, Class A1R2, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.880(c)	01/17/39	3,000	3,003,501
Series 2020-15A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.037(c)	10/24/37	5,790	5,804,349
Sound Point CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.967(c)	10/26/31	1,617	1,617,672
Series 2020-03A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.947(c)	01/25/32	3,591	3,594,215
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)	4.901(c)	04/16/31	138	138,288
Series 2021-28A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.816(c)	01/23/36	75,000	75,044,400
Series 2022-37A, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.805(c)	01/20/37	30,000	29,972,151
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R4, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.947(c)	03/24/38	24,830	24,890,908
Series 2019-02A, Class A1R2, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.945(c)	01/20/38	17,200	17,242,202

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands), (cont’d.)
Series 2021-01A, Class A1R1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.035%(c)	01/20/38	10,000	$10,032,526
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.047(c)	03/31/38	28,000	28,070,666

Texas Debt Capital CLO Ltd. (Cayman Islands), Series 2023-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.042(c)	10/21/37	30,000	30,075,387
Tikehau US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	5.157(c)	01/18/35	3,500	3,501,959
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.055(c)	01/20/38	26,500	26,584,204
Series 2022-02A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.095(c)	01/20/36	75,000	75,198,675
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.073(c)	03/15/38	30,000	30,095,907
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.125(c)	07/18/37	3,000	3,010,286
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.865(c)	01/20/37	20,750	20,764,342
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.064(c)	10/22/37	5,000	5,012,500
Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.047(c)	01/25/38	14,700	14,744,725
Series 2025-02A, Class A, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.035(c)	03/18/38	16,500	16,545,931
Trinitas CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.863(c)	07/15/34	55,500	55,500,000
Series 2019-11AR, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.707(c)	07/15/34	60,000	60,000,000
Series 2020-14A, Class A1R2, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.767(c)	01/25/34	37,017	37,041,476
Series 2021-16A, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.805(c)	07/20/34	22,500	22,517,933
Series 2021-18A, Class A1R, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.895(c)	01/20/35	10,250	10,255,447
Series 2025-37A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.893(c)	01/22/39	26,775	26,819,088
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.785(c)	10/20/34	25,000	25,021,870
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	5.065(c)	04/15/34	12,300	12,302,374
Voya CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	4.935(c)	07/15/31	924	924,079
Series 2019-01A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.043(c)	10/15/37	9,500	9,523,261
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.022(c)	10/17/32	5,799	5,799,710
Series 2022-03A, Class A1R2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.805(c)	10/20/36	25,000	24,979,350
Series 2024-04A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.025(c)	07/20/37	9,000	9,021,879
Series 2024-07A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.985(c)	01/20/38	18,250	18,299,403
Series 2025-05A, Class A1, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.873(c)	01/15/39	10,000	10,021,936

Wehle Park CLO Ltd. (United Kingdom), Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.912(c)	10/21/38	35,250	35,343,564
Wellfleet CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.855(c)	04/20/34	37,000	37,033,048
Series 2021-03A, Class AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.873(c)	01/15/35	55,000	55,012,980
Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.093(c)	07/15/37	20,000	20,057,410
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.095(c)	10/18/37	10,000	10,029,297

Whitebox CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.943(c)	10/15/35	24,685	24,707,273
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands), Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.630(c)	04/16/36	3,250	3,255,805

Total Long-Term Investments (cost $10,128,550,286)				10,136,408,888

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Short-Term Investment 7.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $777,657,564)(wb)	777,657,564	$777,657,564

TOTAL INVESTMENTS 107.4% (cost $10,906,207,850)		10,914,066,452
Liabilities in excess of other assets (7.4)%		(748,394,738)

Net Assets 100.0%		$10,165,671,714

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO—Collateralized Loan Obligation
N/A—Not Applicable
SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2026.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).